Financial Instruments (Details Narrative) (10Q)	3 Months Ended	12 Months Ended
	Jun. 30, 2016 $ / shares	Mar. 31, 2016 $ / shares	Jun. 30, 2016 CAD CAD / shares shares	Mar. 31, 2016 CAD CAD / shares shares	Jun. 30, 2015 CAD	Mar. 31, 2015 CAD	Oct. 22, 2014 $ / shares	Oct. 22, 2014 CAD / shares	Mar. 31, 2014 CAD
Cash			CAD 2,900	CAD 173	CAD 11,765	CAD 3,084			CAD 64,674
Current Liabilities			835,615	809,347		894,022
Warrant liability			5,741	27,479		CAD 364,878
Term loan			CAD 45,897	CAD 0
Contractual maturities	3 years 9 months 22 days	4 years 18 days
Warrants to purchase, shares | shares			625,000	625,000
Warrants exercise price | CAD / shares				CAD 0.052				CAD 1.94
Private Placement [Member]
Warrants to purchase, shares | shares			8,850	8,850
Warrants exercise price | CAD / shares			CAD 2.58	CAD 2.58
Vendors [Member]
Warrants to purchase, shares | shares			3,350	3,350
Warrants exercise price | CAD / shares			CAD 1.94	CAD 1.94
Canadian Deposit Insurance Corporation [Member]
Cash deposits			CAD 100,000	CAD 100,000
Maximum [Member]
Contractual maturities	30 days	30 days
USD [Member]
Warrants exercise price | $ / shares		$ 0.04					$ 1.50
USD [Member] | Private Placement [Member]
Warrants exercise price | (per share)	$ 2.00			CAD 2.00
USD [Member] | Vendors [Member]
Warrants exercise price | (per share)	1.50			CAD 1.50
April 1, 2017 [Member]
Warrants to purchase, shares | shares			325,000	369,500
Warrants exercise price | CAD / shares			CAD 0.052
April 1, 2017 [Member] | USD [Member]
Warrants exercise price | $ / shares	$ 0.04